OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER LIABILITIES
Workforce rebalancing (current)	$ 82	$ 595
Other service accruals	662	279
Other accrued expenses and liabilities	744	874
Workforce rebalancing (noncurrent)	51	82
Deferred taxes	135	78
Income tax reserve	44	18
Other	293	122
Other non-current liabilities	$ 522	$ 300